Offerings - Offering: 1	May 30, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.00005 per share
Amount Registered | shares	13,464,000	[1],[2]
Proposed Maximum Offering Price per Unit | $ / shares	0.8545	[3],[4]
Maximum Aggregate Offering Price	$ 11,504,988
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,761.42
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act) the Ordinary Shares (or Ordinary Shares) registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low trading prices ($0.9370 and $0.7720, respectively) of the registrant’s Ordinary Shares as reported on the Nasdaq Capital Market on May 22, 2025, which date is within five business days prior to the filing of this registration statement.The Registrant will not receive any proceeds from the sale of its Ordinary Shares by the selling shareholders.All the Ordinary Shares are to be offered for resale by the selling shareholders named in the prospectus contained in this Registration Statement on Form F-1.

[1]	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act) the Ordinary Shares (or Ordinary Shares) registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.
[2]	All the Ordinary Shares are to be offered for resale by the selling shareholders named in the prospectus contained in this Registration Statement on Form F-1.
[3]	Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low trading prices ($0.9370 and $0.7720, respectively) of the registrant’s Ordinary Shares as reported on the Nasdaq Capital Market on May 22, 2025, which date is within five business days prior to the filing of this registration statement.
[4]	The Registrant will not receive any proceeds from the sale of its Ordinary Shares by the selling shareholders.